financial instruments - Fair values Non-derivative (Details) - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments
Long-term debt, excluding leases	$ 19,864	$ 18,976
Measured at amortized cost but fair value disclosed
Disclosure of detailed information about financial instruments
Long-term debt, excluding leases	18,427	20,383
Carrying value
Disclosure of detailed information about financial instruments
Long-term debt, excluding leases	$ 19,864	$ 18,976